Leases (Details) - Schedule of right-of-use assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cost:
Cost, Balance at beginning	$ 810	$ 578
Cost, Additions during year	207	336
Cost, Disposals during year	(98)	(104)
Cost, Balance at end of year	919	810
Accumulated amortization:
Accumulated amortization, Balance at beginning of year	(267)	(137)
Accumulated amortization, Additions during year	(275)	(179)
Accumulated amortization, Disposals during year	74	49
Accumulated amortization, Balance at end of year	(468)	(267)
Total	451	543
Property [Member]
Cost:
Cost, Balance at beginning	639	465
Cost, Additions during year	124	174
Cost, Disposals during year
Cost, Balance at end of year	763	639
Accumulated amortization:
Accumulated amortization, Balance at beginning of year	(204)	(106)
Accumulated amortization, Additions during year	(209)	(98)
Accumulated amortization, Disposals during year
Accumulated amortization, Balance at end of year	(413)	(204)
Total	350	435
Motor Vehicles [Member]
Cost:
Cost, Balance at beginning	171	113
Cost, Additions during year	83	162
Cost, Disposals during year	(98)	(104)
Cost, Balance at end of year	156	171
Accumulated amortization:
Accumulated amortization, Balance at beginning of year	(63)	(31)
Accumulated amortization, Additions during year	(66)	(81)
Accumulated amortization, Disposals during year	74	49
Accumulated amortization, Balance at end of year	(55)	(63)
Total	$ 101	$ 108